New Accounting Policies:	6 Months Ended
Jun. 30, 2016
New Accounting Policies: [Abstract]
New Accounting Policies:

Note 2.      New Accounting Policies:

Adopted in the year

In April 2015, the Financial Accounting Standards Board ("FASB") issued ASU 2015-03, Interest - Imputation of interest. This update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments in this update were effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The adoption of this ASU did not have a significant impact on our financial statements.

In August 2014, the FASB issued ASU 2014-15, which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. This update was effective for us commencing with the annual period ending after December 15, 2016 and has not had a significant impact on our financial statements.

Recently issued accounting pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation. The objective of this update is to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This update is effective for us commencing with the annual period beginning after December 15, 2016. We are still in the process of evaluating the impact of this standard.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This update is effective for us commencing with the annual period ending after December 15, 2017. We are still in the process of evaluating the impact of this standard.

In May 2014, the FASB issued ASU 2014-09, Revenue from contracts with customers. This standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services.  This update is effective for us commencing with the annual period ending after December 15, 2017. We do not expect the adoption of this standard will have a significant impact on our financial statements.